Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,205,000.00
Previously Paid Amount	0.00
Total Fee Amount	104.84
Total Offset Amount	0.00
Net Fee	104.84
Narrative - Max Aggregate Offering Price	$ 1,205,000.00
Final Prospectus	true